Schedule of Investments (unaudited)	iShares® MSCI Global Silver and Metals Miners ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 66.8%
Agnico Eagle Mines Ltd.	125,300	$6,246,118
Aya Gold & Silver Inc.(a)	757,271	5,762,006
Dundee Precious Metals Inc.	375,561	2,390,161
Eldorado Gold Corp.(a)	319,618	2,874,798
Endeavour Silver Corp.(a)(b)	1,722,883	8,186,543
First Majestic Silver Corp.	1,966,898	23,434,332
Fortuna Silver Mines Inc.(a)	2,783,376	9,695,897
GoGold Resources Inc.(a)	2,693,537	6,873,796
Kinross Gold Corp.	672,248	3,988,915
Lundin Gold Inc.(a)	137,609	1,121,382
MAG Silver Corp.(a)(b)	645,724	10,746,481
New Gold Inc.(a)	1,264,663	1,841,382
Orla Mining Ltd.(a)	291,977	1,250,236
Pan American Silver Corp.	1,905,853	48,681,344
Seabridge Gold Inc.(a)	127,799	2,469,043
Silvercorp Metals Inc.	1,799,631	7,269,244
SilverCrest Metals Inc.(a)(b)	1,377,559	11,657,140
SSR Mining Inc.	219,195	3,979,124
Victoria Gold Corp.(a)(b)	80,310	1,011,537
Wheaton Precious Metals Corp.	227,166	9,499,556
Yamana Gold Inc.	564,616	2,254,133
		171,233,168
Japan — 4.5%
Asahi Holdings Inc.	691,300	11,618,642

Mexico — 4.8%
Industrias Penoles SAB de CV	1,009,986	12,382,662

Peru — 0.5%
Cia. de Minas Buenaventura SAA, ADR(a)	165,956	1,213,138

Russia — 1.4%
Polymetal International PLC	192,496	3,602,527

South Africa — 0.6%
Harmony Gold Mining Co. Ltd.	369,108	1,580,490
Security	Shares	Value

United Kingdom — 0.7%
Hochschild Mining PLC	659,770	$1,156,494
SolGold PLC(a)(b)	1,842,558	559,941
		1,716,435
United States — 20.3%
Coeur Mining Inc.(a)(b)	468,769	2,625,106
Gatos Silver Inc.(a)	429,419	5,801,451
Hecla Mining Co.	4,622,143	25,606,672
Newmont Corp.	324,854	17,840,982
		51,874,211
Total Common Stocks — 99.6%
(Cost: $262,763,433)		255,221,273

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	9,677,266	9,681,137
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	140,000	140,000
		9,821,137
Total Short-Term Investments — 3.8%
(Cost: $9,815,954)		9,821,137

Total Investments in Securities — 103.4%
(Cost: $272,579,387)		265,042,410

Other Assets, Less Liabilities — (3.4)%		(8,691,776)

Net Assets — 100.0%		$256,350,634

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,991,219	$—	$(13,308,668	)(a)	$(508)	$(906)	$9,681,137	9,677,266	$80,217	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	0	(a)	—	—	140,000	140,000	1		—
					$(508)	$(906)	$9,821,137		$80,218		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$238,419,614	$16,801,659	$—	$255,221,273
Money Market Funds	9,821,137	—	—	9,821,137
	$248,240,751	$16,801,659	$—	$265,042,410

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

2